UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin DynaTech Fund
	Country	Shares	Value
Common Stocks 96.0%
Aerospace & Defense 3.1%
The Boeing Co	United States	200,000	$58,982,000
Heico Corp	United States	100,000	9,435,000
[a] Mercury Systems Inc	United States	100,000	5,135,000
Raytheon Co	United States	350,000	65,747,500
			139,299,500
Air Freight & Logistics 1.1%
FedEx Corp	United States	200,000	49,908,000
Automobiles 0.2%
[a] Tesla Inc	United States	30,000	9,340,500
Biotechnology 4.1%
Amgen Inc	United States	80,000	13,912,000
[a] AveXis Inc	United States	10,000	1,106,700
[a] Biogen Inc	United States	80,000	25,485,600
[a] Bioverativ Inc	United States	60,000	3,235,200
[a] Bluebird Bio Inc	United States	52,000	9,261,200
[a] Celgene Corp	United States	500,000	52,180,000
[a] Incyte Corp	United States	200,000	18,942,000
[a] Neurocrine Biosciences Inc	United States	200,000	15,518,000
[a] Regeneron Pharmaceuticals Inc	United States	110,000	41,355,600
[a] Rhythm Pharmaceuticals Inc	United States	112,600	3,272,156
			184,268,456
Capital Markets 5.1%
CBOE Global Markets Inc	United States	200,000	24,918,000
The Charles Schwab Corp	United States	800,000	41,096,000
Intercontinental Exchange Inc	United States	750,000	52,920,000
MarketAxess Holdings Inc	United States	200,000	40,350,000
Moody’s Corp	United States	300,000	44,283,000
MSCI Inc	United States	200,000	25,308,000
			228,875,000
Communications Equipment 0.4%
[a] Arista Networks Inc	United States	75,000	17,668,500
Consumer Finance 0.1%
[a] Lexinfintech Holdings Ltd., ADR	China	190,500	2,647,950
Electrical Equipment 0.6%
Rockwell Automation Inc	United States	135,000	26,507,250
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp., A	United States	500,000	43,900,000
Cognex Corp	United States	600,000	36,696,000
[a] Coherent Inc	United States	100,000	28,222,000
Keyence Corp	Japan	70,000	39,210,188
Universal Display Corp	United States	20,000	3,453,000
			151,481,188
Energy Equipment & Services 0.7%
Schlumberger Ltd	United States	500,000	33,695,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) 4.8%
American Tower Corp	United States	400,000	$57,068,000
Equinix Inc	United States	200,000	90,644,000
[a] SBA Communications Corp., A.	United States	400,000	65,344,000
			213,056,000
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	United States	250,000	14,267,500
[a] ABIOMED Inc	United States	20,000	3,748,200
[a] Align Technology Inc	United States	40,000	8,887,600
Becton, Dickinson and Co	United States	150,000	32,109,000
Danaher Corp	United States	100,000	9,282,000
[a] Edwards Lifesciences Corp	United States	300,000	33,813,000
[a] IDEXX Laboratories Inc	United States	380,000	59,424,400
[a] Intuitive Surgical Inc	United States	100,000	36,494,000
[a] iRhythm Technologies Inc	United States	65,000	3,643,250
[a] Nevro Corp	United States	130,000	8,975,200
Stryker Corp	United States	250,000	38,710,000
			249,354,150
Health Care Providers & Services 1.7%
UnitedHealth Group Inc	United States	350,000	77,161,000
Health Care Technology 0.7%
[a] Veeva Systems Inc	United States	600,000	33,168,000
Internet & Direct Marketing Retail 9.0%
[a] Amazon.com Inc	United States	230,000	268,978,100
[a] Despegar.com Corp	Argentina	100,000	2,748,000
[a] Liberty Ventures, A	United States	330,000	17,899,200
[a] Netflix Inc	United States	200,000	38,392,000
[a] The Priceline Group Inc	United States	25,000	43,443,500
Start Today Co. Ltd	Japan	1,000,000	30,394,462
			401,855,262
Internet Software & Services 17.3%
[a] 2U Inc	United States	350,000	22,578,500
[a] Alarm.com Holdings Inc	United States	250,000	9,437,500
[a] Alibaba Group Holding Ltd., ADR	China	350,000	60,350,500
[a] Alphabet Inc., A	United States	150,000	158,010,000
[a] Alphabet Inc., C	United States	62,170	65,054,688
[a] Baidu Inc., ADR	China	25,000	5,855,250
[a] CarGurus Inc	United States	23,500	704,530
[a] CommerceHub Inc., A	United States	350,000	7,696,500
[a] CommerceHub Inc., C.	United States	110,000	2,264,900
[a] CoStar Group Inc	United States	80,000	23,756,000
[a,b] Delivery Hero AG, 144A	Germany	100,000	3,959,340
[a] Facebook Inc., A	United States	1,100,000	194,106,000
LogMeIn Inc	United States	20,000	2,290,000
MercadoLibre Inc	Argentina	100,000	31,466,000
NetEase Inc., ADR	China	100,000	34,507,000
[a] Q2 Holdings Inc	United States	250,000	9,212,500
[a] SendGrid Inc	United States	53,200	1,275,204
[a] Shopify Inc., A	Canada	100,000	10,111,368
Tencent Holdings Ltd	China	2,500,000	129,914,180

|2

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
[a] Weibo Corp., ADR	China	20,000	$2,069,200
			774,619,160
IT Services 7.4%
DXC Technology Co	United States	70,000	6,643,000
[a] Fiserv Inc	United States	250,000	32,782,500
[a] InterXion Holding NV	Netherlands	100,000	5,893,000
Mastercard Inc., A	United States	1,000,000	151,360,000
[a] PayPal Holdings Inc	United States	50,000	3,681,000
[a] Square Inc., A	United States	450,000	15,601,500
Visa Inc., A	United States	1,000,000	114,020,000
			329,981,000
Life Sciences Tools & Services 1.9%
[a] Illumina Inc	United States	130,000	28,403,700
Thermo Fisher Scientific Inc	United States	200,000	37,976,000
[a] Waters Corp	United States	100,000	19,319,000
			85,698,700
Machinery 0.8%
FANUC Corp	Japan	5,000	1,200,692
Fortive Corp	United States	300,000	21,705,000
KUKA AG	Germany	85,000	12,355,241
			35,260,933
Media 1.7%
[a] Liberty Broadband Corp., A	United States	400,000	34,020,000
[a] Liberty Broadband Corp., C	United States	130,907	11,148,040
Naspers Ltd., N	South Africa	110,000	30,682,002
			75,850,042
Pharmaceuticals 0.5%
Merck KGaA	Germany	200,000	21,536,411
Real Estate Management & Development 0.0%†
[a] Redfin Corp	United States	20,400	638,928
Semiconductors & Semiconductor Equipment 8.6%
Analog Devices Inc	United States	350,000	31,160,500
Applied Materials Inc	United States	300,000	15,336,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	34,764,000
Broadcom Ltd	United States	300,000	77,070,000
Intel Corp	United States	800,000	36,928,000
KLA-Tencor Corp	United States	135,000	14,184,450
Lam Research Corp	United States	350,000	64,424,500
Monolithic Power Systems	United States	200,000	22,472,000
NVIDIA Corp	United States	350,000	67,725,000
Xilinx Inc	United States	300,000	20,226,000
			384,290,450
Software 15.4%
Activision Blizzard Inc	United States	500,000	31,660,000
[a] Adobe Systems Inc	United States	500,000	87,620,000
[a] Altair Engineering Inc	United States	200,000	4,784,000
[a] ANSYS Inc	United States	200,000	29,518,000
[a] Appian Corp	United States	55,800	1,756,584
[a] Aspen Technology Inc	United States	500,000	33,100,000

|3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Software (continued)
[a] Atlassian Corp. PLC	Australia	300,000	$13,656,000
[a] Autodesk Inc	United States	350,000	36,690,500
[a] Blackline Inc	United States	170,000	5,576,000
[a] Cadence Design Systems Inc	United States	400,000	16,728,000
[a] Electronic Arts Inc	United States	450,000	47,277,000
[a] Guidewire Software Inc	United States	50,000	3,713,000
[a] Hubspot Inc	United States	250,000	22,100,000
Intuit Inc	United States	250,000	39,445,000
Microsoft Corp	United States	750,000	64,155,000
[a] Salesforce.com Inc	United States	850,000	86,895,500
[a] Sea Ltd., ADR	Singapore	225,700	3,008,581
[a] ServiceNow Inc	United States	500,000	65,195,000
[a] Splunk Inc	United States	155,000	12,840,200
[a] Tyler Technologies Inc	United States	100,000	17,705,000
[a] Ultimate Software Group Inc	United States	100,000	21,823,000
[a] Workday Inc., A	United States	325,000	33,065,500
[a] Zendesk Inc	United States	300,000	10,152,000
			688,463,865
Technology Hardware, Storage & Peripherals 1.5%
Apple Inc	United States	400,000	67,692,000
Textiles, Apparel & Luxury Goods 0.3%
NIKE Inc., B	United States	200,000	12,510,000
Total Common Stocks (Cost $2,087,010,948)			4,294,827,245

Short Term Investments (Cost $179,637,316) 4.0%
Money Market Funds 4.0%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	179,637,316	179,637,316
Total Investments (Cost $2,266,648,264) 100.0%			4,474,464,561
Other Assets, less Liabilities 0.0%†			2,108,276
Net Assets 100.0%			$4,476,572,837

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2017, the value of this security was $3,959,340, representing 0.1% of net assets.
cSee Note 7 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin Focused Growth Fund
	Country	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 3.2%
Raytheon Co	United States	600	$112,710
Banks 1.0%
First Republic Bank/CA	United States	400	34,656
Beverages 2.6%
Constellation Brands Inc., A	United States	400	91,428
Biotechnology 3.5%
[a] Celgene Corp	United States	1,000	104,360
[a] Incyte Corp	United States	200	18,942
			123,302
Capital Markets 3.2%
CBOE Global Markets Inc	United States	300	37,377
The Charles Schwab Corp	United States	1,500	77,055
			114,432
Chemicals 0.9%
Albemarle Corp	United States	250	31,973
Consumer Finance 0.0%†
[a] Lexinfintech Holdings Ltd., ADR.	China	100	1,390
Electrical Equipment 1.1%
Rockwell Automation Inc	United States	200	39,270
Equity Real Estate Investment Trusts (REITs) 4.6%
American Tower Corp	United States	500	71,335
Equinix Inc	United States	200	90,644
			161,979
Food & Staples Retailing 1.8%
Costco Wholesale Corp	United States	350	65,142
Health Care Equipment & Supplies 3.4%
Danaher Corp	United States	700	64,974
[a] IDEXX Laboratories Inc	United States	350	54,733
			119,707
Health Care Providers & Services 2.5%
UnitedHealth Group Inc	United States	400	88,184
Hotels, Restaurants & Leisure 0.9%
Vail Resorts Inc	United States	150	31,871
Industrial Conglomerates 2.0%
3M Co	United States	300	70,611
Internet & Direct Marketing Retail 10.4%
[a] Amazon.com Inc	United States	220	257,284
[a] Netflix Inc	United States	300	57,588
[a] The Priceline Group Inc	United States	30	52,132
			367,004
Internet Software & Services 17.1%
[a] Alibaba Group Holding Ltd., ADR	China	300	51,729
[a] Alphabet Inc., A	United States	200	210,680
[a] Facebook Inc., A	United States	1,200	211,752
Tencent Holdings Ltd	China	2,500	129,914
			604,075

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
IT Services 6.5%
Visa Inc., A	United States	2,000	$228,040
Life Sciences Tools & Services 2.6%
[a] Mettler-Toledo International Inc	United States	150	92,928
Machinery 2.1%
Fortive Corp.	United States	1,000	72,350
Media 1.9%
[a] Charter Communications Inc., A	United States	200	67,192
Oil, Gas & Consumable Fuels 1.3%
[a] Concho Resources Inc	United States	300	45,066
Personal Products 1.2%
Estee Lauder Cos. Inc., A	United States	330	41,989
Professional Services 1.0%
[a] Verisk Analytics Inc	United States	350	33,600
Semiconductors & Semiconductor Equipment 5.6%
Analog Devices Inc	United States	800	71,224
NVIDIA Corp	United States	300	58,050
Xilinx Inc	United States	1,000	67,420
			196,694
Software 16.9%
Activision Blizzard Inc	United States	1,200	75,984
[a] Adobe Systems Inc	United States	800	140,192
Microsoft Corp	United States	2,000	171,080
[a] Salesforce.com Inc	United States	1,200	122,676
[a] ServiceNow Inc	United States	650	84,753
			594,685
Textiles, Apparel & Luxury Goods 0.9%
NIKE Inc., B	United States	500	31,275
Total Common Stocks (Cost $2,409,496)			3,461,553

Short Term Investments (Cost $57,642) 1.6%
Money Market Funds 1.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	57,642	57,642
Total Investments (Cost $2,467,138) 99.8%			3,519,195
Other Assets, less Liabilities 0.2%			6,347
Net Assets 100.0%			$3,525,542

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|6

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin Growth Fund
	Country	Shares	Value

Common Stocks 97.8%
Automobiles & Components 0.7%
Adient PLC.	United States	133,712	$10,523,134
BorgWarner Inc	United States	1,650,000	84,298,500
			94,821,634
Banks 0.3%
Wells Fargo & Co	United States	750,000	45,502,500
Capital Goods 19.1%
3M Co	United States	855,000	201,241,350
Allegion PLC	United States	700,000	55,692,000
AMETEK Inc	United States	700,000	50,729,000
The Boeing Co	United States	1,100,000	324,401,000
BWX Technologies Inc	United States	1,200,000	72,588,000
Caterpillar Inc	United States	550,000	86,669,000
Deere & Co	United States	500,000	78,255,000
Emerson Electric Co	United States	1,100,000	76,659,000
Fortive Corp	United States	525,000	37,983,750
General Dynamics Corp	United States	1,000,000	203,450,000
General Electric Co	United States	5,000,000	87,250,000
Huntington Ingalls Industries Inc	United States	300,000	70,710,000
Illinois Tool Works Inc	United States	1,000,000	166,850,000
Ingersoll-Rand PLC	United States	1,100,000	98,109,000
Johnson Controls International PLC	United States	1,337,120	50,957,643
Lockheed Martin Corp	United States	500,000	160,525,000
Northrop Grumman Corp	United States	1,100,000	337,601,000
Raytheon Co	United States	600,000	112,710,000
Rockwell Collins Inc	United States	350,000	47,467,000
[a] Sensata Technologies Holding NV	United States	3,200,000	163,552,000
Stanley Black & Decker Inc	United States	650,000	110,298,500
Textron Inc	United States	1,600,000	90,544,000
United Technologies Corp	United States	930,000	118,640,100
			2,802,882,343
Commercial & Professional Services 2.6%
Dun & Bradstreet Corp	United States	675,000	79,926,750
Equifax Inc	United States	550,000	64,856,000
[a] IHS Markit Ltd	United States	3,556,600	160,580,490
[a] Verisk Analytics Inc	United States	850,000	81,600,000
			386,963,240
Consumer Durables & Apparel 0.8%
NIKE Inc., B	United States	1,880,000	117,594,000
Consumer Services 1.4%
Carnival Corp	United States	1,200,000	79,644,000
Graham Holdings Co., B	United States	80,000	44,668,000
Marriott International Inc., A	United States	200,000	27,146,000
Starbucks Corp	United States	900,000	51,687,000
			203,145,000
Diversified Financials 3.9%
American Express Co	United States	600,000	59,586,000
[a] Berkshire Hathaway Inc., A	United States	184	54,758,402
BlackRock Inc	United States	225,000	115,584,750
The Charles Schwab Corp	United States	3,000,000	154,110,000
Intercontinental Exchange Inc	United States	1,400,000	98,784,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
T. Rowe Price Group Inc	United States	900,000	$94,437,000
			577,260,152
Energy 1.8%
Anadarko Petroleum Corp	United States	1,250,000	67,050,000
Cabot Oil & Gas Corp., A	United States	1,700,000	48,620,000
Halliburton Co	United States	850,000	41,539,500
Royal Dutch Shell PLC, A, ADR	United Kingdom	345,000	23,014,950
Schlumberger Ltd	United States	573,700	38,661,643
TechnipFMC PLC	United Kingdom	1,500,000	46,965,000
			265,851,093
Food & Staples Retailing 0.3%
CVS Health Corp	United States	656,000	47,560,000
Food, Beverage & Tobacco 3.6%
Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	39,046,000
Brown-Forman Corp., B	United States	1,300,000	89,271,000
Constellation Brands Inc., A	United States	400,000	91,428,000
Mondelez International Inc., A	United States	1,500,000	64,200,000
[a] Monster Beverage Corp	United States	2,700,000	170,883,000
PepsiCo Inc	United States	650,000	77,948,000
			532,776,000
Health Care Equipment & Services 7.3%
Abbott Laboratories.	United States	1,350,000	77,044,500
Aetna Inc	United States	650,000	117,253,500
Baxter International Inc	United States	400,000	25,856,000
Becton, Dickinson and Co	United States	77,700	16,632,462
Danaher Corp	United States	1,050,000	97,461,000
[a] Edwards Lifesciences Corp	United States	400,000	45,084,000
[a] Haemonetics Corp	United States	1,000,000	58,080,000
Hill-Rom Holdings Inc	United States	300,000	25,287,000
[a] Intuitive Surgical Inc	United States	450,000	164,223,000
[a] Laboratory Corp. of America Holdings.	United States	500,000	79,755,000
Medtronic PLC	United States	406,300	32,808,725
Quest Diagnostics Inc	United States	900,000	88,641,000
Stryker Corp	United States	400,000	61,936,000
Teleflex Inc	United States	500,000	124,410,000
[a] Varex Imaging Corp	United States	120,000	4,820,400
[a] Varian Medical Systems Inc	United States	300,000	33,345,000
Zimmer Biomet Holdings Inc	United States	100,000	12,067,000
			1,064,704,587
Household & Personal Products 0.2%
The Procter & Gamble Co	United States	335,000	30,779,800
Insurance 0.4%
Aflac Inc	United States	600,000	52,668,000
Materials 4.8%
Air Products and Chemicals Inc	United States	500,000	82,040,000
Albemarle Corp	United States	550,000	70,339,500
[a] Axalta Coating Systems Ltd	United States	3,400,000	110,024,000
Celanese Corp., A.	United States	1,250,000	133,850,000
DowDuPont Inc	United States	90,000	6,409,800
Ecolab Inc	United States	920,000	123,445,600

|8

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Materials (continued)
Martin Marietta Materials Inc	United States	400,000	$88,416,000
Praxair Inc	United States	575,000	88,941,000
			703,465,900
Media 1.7%
Cable One Inc	United States	80,000	56,268,000
Comcast Corp., A	United States	110,000	4,405,500
The Walt Disney Co	United States	1,724,290	185,378,418
			246,051,918
Pharmaceuticals, Biotechnology & Life Sciences 13.2%
AbbVie Inc	United States	460,000	44,486,600
Agilent Technologies Inc	United States	1,300,000	87,061,000
Allergan PLC	United States	400,000	65,432,000
Amgen Inc	United States	1,000,000	173,900,000
[a] Biogen Inc	United States	500,000	159,285,000
[a] Bioverativ Inc	United States	250,000	13,480,000
[a] Bluebird Bio Inc	United States	200,000	35,620,000
[a] Catalent Inc	United States	3,400,000	139,672,000
[a] Celgene Corp	United States	1,300,000	135,668,000
Eli Lilly & Co	United States	1,450,000	122,467,000
Gilead Sciences Inc	United States	650,000	46,566,000
[a] Illumina Inc	United States	525,000	114,707,250
Johnson & Johnson.	United States	1,200,100	167,677,972
Merck & Co. Inc	United States	1,000,000	56,270,000
[a] Mettler-Toledo International Inc	United States	425,000	263,296,000
[a] Neurocrine Biosciences Inc	United States	500,000	38,795,000
Pfizer Inc	United States	2,761,000	100,003,420
Roche Holding AG, ADR	Switzerland	1,700,000	53,686,000
[a] Waters Corp	United States	625,000	120,743,750
			1,938,816,992
Real Estate 1.5%
American Tower Corp	United States	900,000	128,403,000
Equinix Inc	United States	200,000	90,644,000
			219,047,000
Retailing 3.1%
[a] Amazon.com Inc	United States	350,000	409,314,500
Expedia Inc	United States	350,000	41,919,500
Lowe’s Cos. Inc	United States	60,000	5,576,400
The TJX Cos. Inc	United States	40,000	3,058,400
			459,868,800
Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV, N.Y. shs	Netherlands	650,000	112,983,000
Broadcom Ltd	United States	20,000	5,138,000
Intel Corp	United States	1,100,000	50,776,000
Lam Research Corp	United States	30,000	5,522,100
Microchip Technology Inc	United States	45,000	3,954,600
Monolithic Power Systems	United States	200,000	22,472,000
Texas Instruments Inc	United States	1,400,000	146,216,000
Versum Materials Inc	United States	250,000	9,462,500
			356,524,200

|9

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Software & Services 14.2%
[a] Alibaba Group Holding Ltd., ADR	China	480,400	$82,835,372
[a] Alphabet Inc., A	United States	165,000	173,811,000
[a] Alphabet Inc., C	United States	158,432	165,783,245
[a] Autodesk Inc	United States	800,000	83,864,000
Automatic Data Processing Inc	United States	700,000	82,033,000
CDK Global LLC	United States	233,333	16,631,976
[a] Check Point Software Technologies Ltd	Israel	525,000	54,400,500
CSRA Inc	United States	2,300,000	68,816,000
DXC Technology Co	United States	1,400,000	132,860,000
[a] Facebook Inc., A	United States	750,000	132,345,000
[a] IAC/InterActiveCorp.	United States	300,000	36,684,000
Intuit Inc	United States	1,000,000	157,780,000
Mastercard Inc., A.	United States	1,400,000	211,904,000
Microsoft Corp	United States	3,400,000	290,836,000
Oracle Corp	United States	1,400,000	66,192,000
[a] Salesforce.com Inc	United States	61,000	6,236,030
[a] ServiceNow Inc	United States	1,000,000	130,390,000
[a] Tyler Technologies Inc	United States	175,000	30,983,750
Visa Inc., A	United States	1,400,000	159,628,000
			2,084,013,873
Technology Hardware & Equipment 7.8%
Apple Inc	United States	4,086,000	691,473,780
Cisco Systems Inc	United States	2,945,000	112,793,500
[a] Keysight Technologies Inc	United States	650,000	27,040,000
TE Connectivity Ltd	United States	1,650,000	156,816,000
[a] Trimble Inc	United States	2,700,000	109,728,000
[a] ViaSat Inc	United States	700,000	52,395,000
			1,150,246,280
Transportation 6.0%
Alaska Air Group Inc	United States	3,200,000	235,232,000
Allegiant Travel Co	United States	200,000	30,950,000
Canadian National Railway Co	Canada	1,000,000	82,500,000
Canadian Pacific Railway Ltd	Canada	500,000	91,380,000
J.B. Hunt Transport Services Inc	United States	500,000	57,490,000
Kansas City Southern	United States	750,000	78,915,000
[a] Ryanair Holdings PLC, ADR	Ireland	233,220	24,299,192
Union Pacific Corp	United States	2,030,000	272,223,000
			872,989,192
Utilities 0.7%
American Water Works Co. Inc	United States	700,000	64,043,000
NextEra Energy Inc	United States	250,000	39,047,500
			103,090,500
Total Common Stocks (Cost $5,367,230,408)			14,356,623,004

Management Investment Companies (Cost $10,148,164) 0.8%
Diversified Financials 0.8%
[a] Altaba Inc	United States	1,700,000	118,745,000
Total Investments before Short Term Investments
(Cost $5,377,378,572)			14,475,368,004

|10

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $200,939,162) 1.4%
Money Market Funds 1.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	200,939,162	$200,939,162
Total Investments (Cost $5,578,317,734) 100.0%			14,676,307,166
Other Assets, less Liabilities (0.0)%†			(5,772,310)
Net Assets 100.0%			$14,670,534,856

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|11

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin Income Fund
	Country	Shares	Value

Common Stocks 39.8%
Consumer Discretionary 2.8%
Daimler AG	Germany	8,000,000	$679,566,757
Ford Motor Co	United States	38,399,601	479,611,017
General Motors Co	United States	6,785,000	278,117,150
Newell Brands Inc	United States	5,000,000	154,500,000
[a] Target Corp	United States	10,971,000	715,857,750
			2,307,652,674
Consumer Staples 3.2%
[a] Anheuser-Busch InBev SA/NV, ADR	Belgium	3,000,000	334,680,000
[a] The Coca-Cola Co	United States	24,000,000	1,101,120,000
PepsiCo Inc	United States	5,500,000	659,560,000
Philip Morris International Inc	United States	5,500,000	581,075,000
			2,676,435,000
Energy 6.9%
Anadarko Petroleum Corp	United States	2,807,000	150,567,480
Baker Hughes a GE Co., A	United States	10,000,000	316,400,000
[b,c] Bill Barrett Corp	United States	10,500,000	53,865,000
BP PLC, ADR	United Kingdom	14,000,000	588,420,000
[a] Chevron Corp	United States	8,000,000	1,001,520,000
[b,c] Energy XXI Gulf Coast Inc	United States	3,779,905	21,696,655
Exxon Mobil Corp	United States	5,000,000	418,200,000
[b,c] Goodrich Petroleum Corp	United States	2,017,094	22,006,496
[b,c] Halcon Resources Corp	United States	14,396,669	108,982,784
Halliburton Co	United States	1,000,000	48,870,000
Occidental Petroleum Corp	United States	7,000,000	515,620,000
[b,c] PetroQuest Energy Inc	United States	2,240,000	4,233,600
Royal Dutch Shell PLC, A, ADR	United Kingdom	27,500,000	1,834,525,000
Schlumberger Ltd	United States	3,000,000	202,170,000
[b,c] Stone Energy Corp	United States	6,151,402	197,829,088
[b] Weatherford International PLC	United States	45,000,000	187,650,000
			5,672,556,103
Financials 6.3%
AXA SA	France	22,000,000	652,895,202
Bank of America Corp	United States	7,500,000	221,400,000
HSBC Holdings PLC	United Kingdom	45,000,000	466,047,053
JPMorgan Chase & Co	United States	6,000,000	641,640,000
MetLife Inc	United States	11,000,000	556,160,000
U.S. Bancorp	United States	8,200,000	439,356,000
Wells Fargo & Co	United States	36,000,000	2,184,120,000
			5,161,618,255
Health Care 5.7%
AstraZeneca PLC	United Kingdom	12,000,000	829,878,545
Bristol-Myers Squibb Co	United States	1,680,000	102,950,400
[a] Eli Lilly & Co	United States	4,000,000	337,840,000
Medtronic PLC	United States	5,430,098	438,480,413
Merck & Co. Inc	United States	15,000,000	844,050,000
[a,b] Mylan NV	United States	3,037,400	128,512,394
Pfizer Inc	United States	25,000,000	905,500,000
Roche Holding AG	Switzerland	1,297,022	328,132,522
Sanofi, ADR	France	18,000,000	774,000,000
			4,689,344,274

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials 3.6%
[b,c] CEVA Holdings LLC	United States	81,371	$36,616,977
Cummins Inc	United States	1,500,000	264,960,000
General Electric Co	United States	105,000,000	1,832,250,000
Republic Services Inc	United States	4,500,000	304,245,000
[a] Union Pacific Corp	United States	4,000,000	536,400,000
			2,974,471,977
Information Technology 1.7%
Analog Devices Inc	United States	2,500,000	222,575,000
[a] Apple Inc	United States	2,110,000	357,075,300
[a] Intel Corp	United States	3,654,445	168,689,181
Microsoft Corp	United States	8,000,000	684,320,000
			1,432,659,481
Materials 3.6%
BASF SE	Germany	12,000,000	1,320,835,896
DowDuPont Inc	United States	13,820,000	984,260,400
Rio Tinto PLC, ADR.	United Kingdom	12,000,000	635,160,000
			2,940,256,296
Real Estate 0.7%
Host Hotels & Resorts Inc	United States	30,000,000	595,500,000
Telecommunication Services 1.4%
BCE Inc	Canada	6,000,000	288,187,097
Verizon Communications Inc	United States	16,000,000	846,880,000
			1,135,067,097
Utilities 3.9%
[a] Dominion Energy Inc	United States	13,068,500	1,059,332,610
Duke Energy Corp	United States	5,000,000	420,550,000
Great Plains Energy Inc	United States	4,500,000	145,080,000
PG&E Corp	United States	6,150,340	275,719,743
Sempra Energy.	United States	4,000,000	427,680,000
The Southern Co	United States	14,000,000	673,260,000
Xcel Energy Inc	United States	4,500,000	216,495,000
			3,218,117,353
Total Common Stocks (Cost $27,620,485,095)			32,803,678,510

Equity-Linked Securities 13.3%
Consumer Discretionary 2.3%
[d] Citigroup Global Markets Holdings Inc. into Ford Motor Co., 9.00%, 144A	United States	17,100,000	214,638,003
[d] Credit Suisse AG into General Motors Co., 9.50%, 144A	United States	6,687,000	275,749,499
[d] Credit Suisse AG London into Newell Brands Inc., 7.00%, 144A	United States	3,940,000	129,435,761
[d] Goldman Sachs International into General Motors Co., 8.00%, 144A.	United States	4,130,000	166,416,781
[d] Goldman Sachs International into Target Corp., 8.00%, 144A	United States	4,650,000	278,739,484
[d] Merrill Lynch International & Co. CV into Ford Motor Co., 9.00%, 144A	United States	26,270,000	322,094,211
[d] Merrill Lynch International & Co. CV into Ford Motor Co., 9.50%, 144A	United States	20,300,000	257,589,440
[d] UBS AG London into General Motors Co., 8.00%, 144A	United States	6,793,000	266,948,216
			1,911,611,395
Consumer Staples 0.3%
[d] Royal Bank of Canada into Anheuser-Busch Cos. Inc., 6.50%, 144A.	Belgium	2,100,000	240,279,854

|13

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Energy 1.7%
[d] Barclays Bank PLC into Halliburton Co., 7.00%, 144A	United States	5,680,000	$267,428,231
[d] BNP Paribas Arbitrage Issuance BV into Anadarko Petroleum Corp., 8.50%,
144A	United States	4,464,000	233,406,985
[d] Deutsche Bank AG/London into Schlumberger Ltd., 6.00%, 144A	United States	3,032,000	205,425,328
[d] JPMorgan Chase Bank National Assn. into Anadarko Petroleum, 9.00%,
144A	United States	3,475,000	191,482,223
[d] Morgan Stanley into Halliburton Co., 6.50%, 144A	United States	6,305,000	276,293,858
[d] Royal Bank of Canada into Anadarko Petroleum Corp., 8.50%, 144A	United States	4,450,000	235,200,732
			1,409,237,357
Financials 0.2%
[d] Royal Bank of Canada into U.S. Bancorp, 6.00%, 144A	United States	3,680,000	199,228,594
Health Care 1.5%
[d] Credit Suisse AG into Merck & Co. Inc., 7.50%, 144A	United States	4,008,000	230,190,642
[d] Deutsche Bank AG into Medtronic PLC, 6.00%, 144A	United States	1,858,000	150,275,943
[d] Goldman Sachs International into Mylan NV, 7.50%, 144A	United States	5,400,000	217,323,043
[d] Morgan Stanley into Eli Lilly & Co., 6.00%, 144A.	United States	2,380,000	202,277,604
[d] Royal Bank of Canada into Eli Lilly & Co., 6.50%, 144A	United States	2,600,000	221,483,127
[d] Wells Fargo Bank National Assn. into Bristol-Myers Squibb Co., 7.00%,
144A	United States	3,200,000	197,477,789
			1,219,028,148
Industrials 1.9%
[d] Citigroup Global Markets Holdings Inc. into Union Pacific Corp., 6.50%,
144A	United States	2,284,000	276,421,296
[d] Goldman Sachs International into Union Pacific Corp., 6.00%, 144A	United States	1,450,000	166,874,037
[d] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,848,000	271,648,821
[d] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,887,000	224,420,076
[d] Merrill Lynch International & Co. CV into General Electric Co., 6.00%, 144A .	United States	8,932,000	162,194,562
[d] Morgan Stanley into Union Pacific Corp., 6.50%, 144A	United States	910,000	111,891,088
[d] Royal Bank of Canada into General Electric Co., 6.00%, 144A	United States	8,330,000	151,060,885
[d] UBS AG London into Cummins Inc., 7.00%, 144A.	United States	1,061,000	175,768,159
			1,540,278,924
Information Technology 3.8%
[d] Citigroup Global Markets Holdings Inc. into Intel Corp., 7.00%, 144A.	United States	6,797,000	280,095,316
[d] Credit Suisse AG London into Apple Inc., 6.50%, 144A	United States	2,274,000	308,089,968
[d] Deutsche Bank AG into Intel Corp., 7.00%, 144A	United States	10,750,000	493,085,064
[d] Goldman Sachs International into Mylan NV, 6.00%, 144A	United States	2,530,000	103,609,400
[d] JP Morgan Chase Bank National Assn. into Apple Inc., 6.50%, 144A	United States	1,840,000	277,348,348
[d] JP Morgan Chase Bank National Assn. into Intel Corp., 6.50%, 144A	United States	7,040,000	279,629,574
[d] JP Morgan Chase Bank National Assn. into Microsoft Corp., 6.00%, 144A	United States	3,891,000	277,778,770
[d] Merrill Lynch International & Co. CV into Cisco Systems Inc., 6.50%, 144A	United States	11,110,000	384,731,590
[d] Morgan Stanley into Analog Devices Inc., 6.50%, 144A	United States	2,030,000	167,586,652
[d] UBS AG London into Broadcom Ltd., 8.00%, 144A	United States	757,000	194,267,267
[d] UBS AG London into Oracle Corp., 5.50%, 144A	United States	3,799,000	183,940,411
[d] Wells Fargo Bank National Assn. into Oracle Corp., 6.00%, 144A	United States	3,925,000	189,253,535
			3,139,415,895
Materials 1.6%
[d] Deutsche Bank AG into The Dow Chemical Co., 7.00%, 144A	United States	3,166,000	221,086,890
[d] The Goldman Sachs Group Inc. into Rio Tinto PLC, 11.00%, 144A	United Kingdom	4,900,000	239,948,051
[d] Royal Bank of Canada into Barrick Gold Corp., 7.50%, 144A	Canada	7,936,000	118,438,142
[d] UBS AG London into DowDuPont Inc., 6.00%, 144A	United States	4,360,000	306,129,704

|14

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares		Value
Equity-Linked Securities (continued)
Materials (continued)
[d] Wells Fargo Bank National Assn. into The Mosaic Co., 10.00%, 144A	United States	6,620,000		$174,889,517
[d] Wells Fargo Bank National Assn. into Rio Tinto PLC, 9.00%, 144A	United Kingdom	4,238,000		214,735,921
				1,275,228,225
Total Equity-Linked Securities (Cost $10,669,979,300)				10,934,308,392
Convertible Preferred Stocks 2.2%
Energy 0.1%
Chesapeake Energy Corp., 5.75%, cvt. pfd	United States	95,150		58,993,000
Financials 1.4%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	570,218		752,117,542
[b] FNMA, 5.375%, cvt. pfd	United States	4,250		114,741,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	235,097		307,974,719
				1,174,833,761
Health Care 0.3%
Allergan PLC, 5.50%, cvt. pfd	United States	200,000		117,250,000
Becton Dickinson and Co., 6.125%, cvt. pfd., A.	United States	3,000,000		173,700,000
				290,950,000
Industrials 0.1%
[b,c] CEVA Holdings LLC, cvt. pfd., A-1.	United States	2,897		1,767,323
[b,c] CEVA Holdings LLC, cvt. pfd., A-2.	United States	110,565		49,754,286
				51,521,609
Real Estate 0.0%†
RLJ Lodging Trust, 1.95%, cvt. pfd	United States	357,629		9,659,559
Utilities 0.3%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	3,650,000		253,967,000
Total Convertible Preferred Stocks (Cost $1,730,266,150) .				1,839,924,929
Preferred Stocks 0.2%
Financials 0.2%
[b] FHLMC, 8.375%, pfd., Z	United States	8,132,009		69,935,277
[b] FNMA, 8.25%, pfd., S	United States	6,000,000		52,800,000
Morgan Stanley, 6.375%, pfd., I	United States	1,651,159		45,984,778
Total Preferred Stocks (Cost $382,346,707)				168,720,055

		Principal
		Amount*
Convertible Bonds 0.8%
Energy 0.4%
[d] Chesapeake Energy Corp., cvt., senior note, 144A, 5.50%, 9/15/26	United States	110,000,000		100,718,750
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	225,000,000		244,406,250
				345,125,000
Health Care 0.4%
[d] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	180,000,000	EUR	245,121,313
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	60,000,000		58,500,000
				303,621,313
Total Convertible Bonds (Cost $582,682,223)				648,746,313

|15

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds 34.8%
Consumer Discretionary 4.5%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	110,000,000	$108,075,000
[d] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000	53,375,000
[d] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	50,000,000	49,062,500
AMC Entertainment Holdings Inc.,
[e] senior sub. bond, 5.75%, 6/15/25	United States	41,325,000	41,066,719
senior sub. note, 5.875%, 11/15/26	United States	44,400,000	43,956,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23.	United States	105,000,000	107,625,000
senior bond, 5.75%, 9/01/23	United States	67,000,000	68,842,500
senior bond, 5.75%, 1/15/24	United States	105,000,000	108,412,500
[d] senior bond, 144A, 5.50%, 5/01/26	United States	50,000,000	51,375,000
[d] senior bond, 144A, 5.125%, 5/01/27	United States	50,000,000	49,375,000
[d] senior bond, 144A, 5.00%, 2/01/28	United States	65,500,000	64,026,250
Cinemark USA Inc., senior note, 5.125%, 12/15/22	United States	50,000,000	51,375,000
[d] CSC Holdings LLC, senior note, 144A, 10.125%, 1/15/23.	United States	75,000,000	84,656,250
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	300,000,000	286,125,000
senior note, 6.75%, 6/01/21	United States	85,000,000	89,568,750
senior note, 5.875%, 7/15/22	United States	332,500,000	335,409,375
senior note, 5.875%, 11/15/24	United States	128,200,000	125,155,250
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	67,600,000	70,918,484
[d] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	50,000,000	51,000,000
iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19 .	United States	328,800,000	245,778,000
[d] International Game Technology PLC, senior secured note, 144A, 6.25%,
2/15/22	United States	46,600,000	50,386,250
KB Home,
senior bond, 7.50%, 9/15/22	United States	50,000,000	57,125,000
senior note, 7.00%, 12/15/21	United States	50,000,000	55,750,000
[d] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	104,600,000	62,498,500
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	72,700,000	56,160,750
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	70,300,000	74,869,500
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	90,000,000	94,050,000
senior note, 144A, 5.875%, 4/01/23	United States	80,000,000	83,400,000
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	50,000,000	53,000,000
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	90,499,500
[d] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	220,000,000	210,925,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24.	United States	101,700,000	107,420,625
[d] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	137,000,000	137,000,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	109,020,000	106,567,050
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	80,000,000	82,400,000
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	85,785,000
senior bond, 144A, 5.50%, 3/01/25	United States	107,000,000	110,477,500
senior bond, 144A, 5.25%, 5/15/27	United States	62,000,000	62,930,000
[d] Wynn Macau Ltd., senior bond, 144A, 5.50%, 10/01/27	Macau	25,000,000	25,250,000
[d] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	35,000,000	35,043,750
			3,726,716,003

|16

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Staples 0.4%
[d] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	101,180,000	$98,271,075
senior note, 144A, 7.25%, 6/01/21	United States	98,500,000	100,593,125
senior note, 144A, 5.75%, 6/15/25	United States	55,000,000	53,212,500
[d] Post Holdings Inc., senior bond, 144A, 5.625%, 1/15/28	United States	50,000,000	50,250,000
			302,326,700
Energy 7.4%
[d] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note,
144A, 10.00%, 4/01/22.	United States	225,000,000	242,437,500
[c] Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22.	United States	200,890,000	205,661,138
senior note, 8.75%, 6/15/25	United States	142,000,000	157,620,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	295,500,000	295,500,000
senior note, 7.625%, 1/15/22	United States	50,844,000	51,161,775
senior note, 7.75%, 4/15/23	United States	60,000,000	60,600,000
[d] senior note, 144A, 11.50%, 1/15/21	United States	32,200,000	36,627,500
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	506,386,000	548,162,845
senior bond, 6.875%, 11/15/20	United States	95,000,000	99,275,000
senior bond, 6.125%, 2/15/21.	United States	226,000,000	229,955,000
[d] senior bond, 144A, 8.00%, 6/15/27	United States	231,000,000	222,337,500
senior note, 6.625%, 8/15/20	United States	192,500,000	201,162,500
senior note, 5.375%, 6/15/21	United States	75,000,000	72,750,000
senior note, 4.875%, 4/15/22	United States	83,710,000	79,733,775
senior note, 5.75%, 3/15/23	United States	93,500,000	86,955,000
[d] senior note, 144A, 8.00%, 1/15/25	United States	365,000,000	369,106,250
[f] senior note, FRN, 4.609%, (3-month USD LIBOR + 3.25%), 4/15/19.	United States	154,000,000	154,000,000
Energy Transfer Equity LP, senior secured bond, first lien, 5.50%, 6/01/27	United States	100,000,000	102,250,000
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	79,295,000	74,636,419
senior note, 6.75%, 1/15/22	United States	107,500,000	99,975,000
senior note, 6.75%, 6/15/23	United States	80,900,000	74,630,250
Gulfport Energy Corp.,
senior note, 6.375%, 5/15/25	United States	50,000,000	50,437,500
[d] senior note, 144A, 6.375%, 1/15/26	United States	50,000,000	50,500,000
[c,d] Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25	United States	60,000,000	62,700,000
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	118,000,000	152,680,313
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	100,000,000	110,528,014
[d] McDermott International Inc., secured note, second lien, 144A, 8.00%,
5/01/21	United States	145,270,000	150,042,120
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22.	United States	37,000,000	38,063,750
[c] Petroquest Energy Inc.,
secured note, second lien, 10.00%, 2/15/21	United States	7,343,000	5,617,395
[g] secured note, second lien, PIK, 10.00%, 2/15/21	United States	63,484,807	48,565,877
Rex Energy Corp., second lien, 8.00%, 10/01/20.	United States	109,000,000	42,510,000
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 4/15/23	United States	114,450,000	125,768,965
senior secured note, first lien, 5.75%, 5/15/24	United States	75,000,000	83,453,564
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	224,790,000	212,426,550
[d] Sesi LLC, senior note, 144A, 7.75%, 9/15/24	United States	50,000,000	53,250,000

|17

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[c] Stone Energy Corp., senior note, 7.50%, 5/31/22	United States	72,845,556	$74,120,353
W&T Offshore Inc.,
[d,g] secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	79,711,396	76,323,662
senior note, 8.50%, 6/15/19	United States	95,012,000	90,261,400
[d,g] senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	71,081,877	55,229,084
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	91,000,000	91,109,200
senior note, 7.75%, 6/15/21	United States	320,000,000	327,400,000
senior note, 4.50%, 4/15/22	United States	267,500,000	243,425,000
senior note, 8.25%, 6/15/23	United States	255,100,000	258,288,750
senior note, 9.875%, 2/15/24	United States	195,000,000	208,162,500
[d] Whiting Petroleum Corp., senior note, 144A, 6.625%, 1/15/26	United States	40,000,000	40,850,000
			6,116,251,449
Financials 3.8%
[h] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	87,900,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	101,375,000
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	81,420,000
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	94,035,500
[h] Barclays PLC, junior sub. bond, 8.25% to 12/15/18, FRN thereafter,
Perpetual	United Kingdom	75,000,000	78,828,750
[h] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	183,450,881
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	35,227,500
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000	244,950,000
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	250,000,000	268,125,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	166,200,000
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	125,625,000
[h] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	54,945,000
[h] The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN
thereafter, Perpetual.	United States	30,000,000	30,970,500
[h] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	65,775,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	113,375,000
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	590,000,000	598,112,500
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	103,630,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	113,142,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual.	United States	200,000,000	203,726,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	88,004,000
[h] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000	60,320,000
[d] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	50,000,000	51,665,000
senior note, 144A, 7.25%, 12/15/21	United States	45,700,000	47,520,003
[h] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	125,600,000	134,511,320
			3,132,834,704

|18

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care 9.4%
[d] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	55,600,000	$54,418,500
[d] Avantor Inc., senior note, 144A, 9.00%, 10/01/25	United States	75,000,000	74,062,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,033,000,000	880,632,500
senior note, 7.125%, 7/15/20	United States	575,000,000	432,687,500
senior note, 6.875%, 2/01/22	United States	1,000,000,000	580,000,000
senior secured note, 5.125%, 8/01/21	United States	115,000,000	104,075,000
senior secured note, first lien, 6.25%, 3/31/23	United States	326,000,000	295,030,000
DaVita Inc.,
senior bond, 5.125%, 7/15/24.	United States	112,000,000	113,330,000
senior bond, 5.00%, 5/01/25	United States	110,000,000	110,242,000
[d] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	108,700,000	84,786,000
senior note, 144A, 6.00%, 7/15/23	United States	218,025,000	172,239,750
[d] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	126,000,000	105,525,000
[d] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	35,000,000	27,475,000
HCA Inc.,
senior bond, 5.875%, 5/01/23.	United States	120,000,000	128,400,000
senior note, 7.50%, 2/15/22	United States	150,000,000	169,125,000
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	140,529,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	105,012,000	105,012,000
[d] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24.	United States	33,303,000	35,342,809
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23.	United States	54,265,000	54,943,313
Kindred Healthcare Inc., senior note, 8.00%, 1/15/20.	United States	33,845,000	36,838,590
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	66,000,000	52,140,000
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20	United States	225,627,000	217,730,055
senior note, 144A, 5.75%, 8/01/22	United States	332,775,000	303,657,187
senior note, 144A, 5.625%, 10/15/23.	United States	285,350,000	243,974,250
senior note, 144A, 5.50%, 4/15/25	United States	137,500,000	112,750,000
[d,g] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	36,700,000	38,168,000
Tenet Healthcare Corp.,
[d] secured note, second lien, 144A, 5.125%, 5/01/25	United States	95,800,000	93,764,250
senior note, 5.50%, 3/01/19	United States	50,000,000	51,000,000
senior note, 8.125%, 4/01/22	United States	829,400,000	847,024,750
[e] senior note, 6.75%, 6/15/23	United States	550,000,000	535,562,500
[d] senior note, 144A, 7.00%, 8/01/25	United States	140,000,000	132,125,000
senior secured note, first lien, 4.375%, 10/01/21.	United States	140,000,000	140,350,000
[d] senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	66,700,000	70,285,125
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20 .	United States	209,900,000	212,523,750
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000	112,455,000
senior note, 144A, 5.375%, 3/15/20	United States	312,491,000	314,444,069
senior note, 144A, 7.50%, 7/15/21	United States	170,000,000	173,612,500
senior note, 144A, 5.875%, 5/15/23	United States	178,500,000	165,781,875
senior note, 144A, 9.00%, 12/15/25	United States	65,000,000	67,905,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	77,300,000	82,904,250
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	53,151,250
			7,726,003,773

|19

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Industrials 1.1%
[d] Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	73,300,000	$72,200,500
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	34,650,000
[d,g] CEVA Group PLC, senior secured note, first lien, 144A, PIK, 9.00%, 9/01/20 .	United Kingdom	165,515,180	168,837,014
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	29,500,000	33,335,000
[h] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter,
Perpetual	United States	90,153,000	93,024,373
TransDigm Inc., senior sub. note, 6.00%, 7/15/22	United States	100,600,000	103,115,000
[d] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	50,000,000	49,625,000
[d] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22.	United States	330,000,000	345,675,000
			900,461,887
Information Technology 1.4%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	130,805,000	132,276,556
[d] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000	104,375,000
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	74,200,000	79,208,500
[d] Dell International LLC/EMC Corp.,
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	41,400,000	43,169,150
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	69,750,000	75,450,732
[d] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	70,000,000	72,957,500
senior note, 144A, 7.00%, 12/01/23	United States	200,000,000	212,000,000
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	40,000,000	40,900,000
senior note, 6.375%, 12/15/23	United States	35,000,000	36,750,000
Western Digital Corp.,
senior note, 10.50%, 4/01/24	United States	240,000,000	278,700,000
[d] senior secured note, 144A, 7.375%, 4/01/23	United States	100,000,000	108,125,000
			1,183,912,438
Materials 1.8%
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note,
144A, 7.25%, 5/15/24	Luxembourg	37,900,000	41,405,750
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000	102,375,000
[d] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	78,187,500
senior note, 144A, 7.25%, 4/15/25	United States	175,000,000	181,125,000
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000	93,630,628
[d] Cemex SAB de CV,
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000	115,486,065
senior secured bond, 144A, 7.75%, 4/16/26	Mexico	55,100,000	62,636,578
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	70,000,000	73,960,950
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%,
1/15/23	United States	105,000,000	106,837,500
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	14,700,000	14,908,299
senior note, 144A, 5.125%, 5/15/24	Australia	44,400,000	45,431,412
senior secured note, 144A, 9.75%, 3/01/22	Australia	500,000,000	556,250,000
			1,472,234,682

|20

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Real Estate 0.4%
Equinix Inc., senior bond, 5.375%, 5/15/27.	United States	140,000,000		$150,150,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24.	United States	80,000,000		81,400,000
iStar Inc., senior note, 5.00%, 7/01/19	United States	100,000,000		100,562,500
				332,112,500
Telecommunication Services 2.0%
CenturyLink Inc., senior note, 5.80%, 3/15/22.	United States	73,000,000		71,769,950
Consolidated Communications Inc., senior note, 6.50%, 10/01/22.	United States	74,200,000		67,151,000
[d] Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	68,300,000		67,405,611
Frontier Communications Corp., senior note, 7.125%, 1/15/23	United States	40,850,000		27,369,500
[d] SFR Group SA,
secured bond, 144A, 7.375%, 5/01/26.	France	50,000,000		51,687,500
senior note, first lien, 144A, 6.00%, 5/15/22	France	35,000,000		35,455,000
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	200,000,000		209,750,000
Sprint Communications Inc.,
senior bond, 11.50%, 11/15/21	United States	200,000,000		242,500,000
senior note, 7.00%, 8/15/20	United States	102,500,000		108,906,250
senior note, 6.00%, 11/15/22	United States	218,300,000		218,845,750
[d] senior note, 144A, 9.00%, 11/15/18	United States	70,000,000		73,769,500
Sprint Corp.,
senior bond, 7.875%, 9/15/23.	United States	187,350,000		199,996,125
senior bond, 7.125%, 6/15/24.	United States	190,650,000		194,463,000
Zayo Group LLC/Zayo Capital Inc., senior note, 6.00%, 4/01/23	United States	77,000,000		80,584,350
				1,649,653,536
Utilities 2.6%
The AES Corp.,
senior bond, 4.875%, 5/15/23.	United States	75,000,000		76,781,250
senior bond, 5.50%, 3/15/24	United States	32,500,000		33,962,500
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	227,000,000		216,501,250
senior note, 5.375%, 1/15/23	United States	340,000,000		332,350,000
senior note, 5.50%, 2/01/24	United States	186,500,000		179,040,000
Dynegy Inc.,
senior bond, 8.034%, 2/02/24.	United States	81,983,928		86,493,044
senior note, 6.75%, 11/01/19	United States	355,302,000		365,961,060
senior note, 7.375%, 11/01/22	United States	376,500,000		398,148,750
senior note, 5.875%, 6/01/23	United States	130,000,000		132,275,000
[d] senior note, 144A, 8.00%, 1/15/25	United States	58,300,000		63,401,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	49,900,000		42,789,250
[d] InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		139,958,771
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	48,104,380
[d] Talen Energy Supply LLC, senior note, 144A, 10.50%, 1/15/26	United States	50,000,000		49,677,500
				2,165,444,005
Total Corporate Bonds (Cost $28,063,705,999)				28,707,951,677

|21

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests 3.7%
Consumer Discretionary 1.8%
24 Hour Fitness Worldwide Inc., Term Loan, 5.443%, (LIBOR + 3.75%),
5/28/21	United States	54,671,000	$54,750,710
Academy Ltd., Initial Term Loan, 5.495% - 5.569%, (LIBOR + 4.00%),
7/02/22	United States	111,780,273	88,306,416
Belk Inc., Closing Date Term Loan, 6.099%, (LIBOR + 4.75%), 12/12/22	United States	245,457,746	201,531,118
BJ’s Wholesale Club Inc.,
Second Lien Initial Term Loans, 8.953%, (LIBOR + 7.50%), 3/24/25	United States	38,817,949	37,984,993
Tranche B Term Loans, 4.953%, (LIBOR + 3.50%), 3/27/24	United States	24,887,469	24,521,225
Global Eagle Entertainment Inc., Initial Term Loans, 8.956%, (LIBOR +
7.50%), 1/06/23.	United States	105,925,938	105,705,294
iHeartCommunications Inc.,
Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	918,185,547	692,847,204
Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19.	United States	241,744,256	181,811,746
Neiman Marcus Group Ltd. Inc., Term Loan, 4.642%, (LIBOR + 3.25%),
10/25/20.	United States	70,534,351	57,767,634
[i] PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	30,000,000	24,178,140
			1,469,404,480
Consumer Staples 0.1%
Almonde Inc.,
2nd Lien Dollar Term Loan, 8.729%, (LIBOR + 7.25%), 6/13/25	United States	15,000,000	15,084,375
Dollar Term Loan, 4.979%, (LIBOR + 3.50%), 6/13/24.	United States	59,850,000	60,087,066
			75,171,441
Energy 0.3%
[c,j] PetroQuest Energy Inc., Multidraw Term Loan Facility, 10.00%, 10/17/20	United States	30,000,000	30,000,000
W&T Offshore Inc.,
Second Lien Term Loan, 9.00%, 5/15/20	United States	161,850,000	158,208,375
Senior Secured 1.5 Lien Term Loan, 11.00%, 11/15/19	United States	75,000,000	83,250,000
			271,458,375
Financials 0.1%
Russell Investments U.S. Institutional Holdco Inc., Term Loan B, 5.943%,
(LIBOR + 4.25%), 6/01/23	United States	64,099,246	64,724,214
Health Care 0.4%
Air Medical Group Holdings Inc., 2016 New Term Loan, 5.675%, (LIBOR +
4.00%), 4/28/22.	United States	49,747,983	49,784,250
[i] Community Health Systems Inc., 2021 Term H Loans, 4.479%, (LIBOR +
3.00%), 1/15/21.	United States	38,797,057	37,059,259
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
5.875%, (LIBOR + 4.25%), 4/29/24	United States	79,600,000	80,204,084
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 4.75%,
(LIBOR + 3.25%), 3/29/24	United States	32,725,000	32,902,271
Lannett Co. Inc., Initial Tranche B Term Loans, 6.944%, (LIBOR + 5.375%),
11/25/22.	United States	58,500,000	58,426,875
Vizient Inc., Term B-3 Loans, 5.069%, (LIBOR + 3.50%), 5/02/24	United States	47,615,389	47,858,418
			306,235,157
Industrials 0.4%
CEVA Group PLC, Pre-Funded L/C, 6.50%, (LIBOR + 5.50%), 3/19/21	United Kingdom	18,246,603	17,436,910
CEVA Intercompany BV, Dutch BV Term Loan, 6.878%, (LIBOR + 5.50%),
3/19/21	United Kingdom	18,520,302	17,698,464
CEVA Logistics Canada ULC, Canadian Term Loan, 6.878%, (LIBOR +
5.50%), 3/19/21.	Canada	3,193,156	3,051,459

|22

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Industrials (continued)
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.878%, (LIBOR +
5.50%), 3/19/21.	United Kingdom	25,545,245	$24,411,675
Commercial Barge Line Co., Initial Term Loan, 10.319%, (LIBOR + 8.75%),
11/12/20.	United States	127,750,000	73,057,031
Navistar Inc., Tranche B Term Loan, 4.90%, (LIBOR + 3.50%), 11/06/24	United States	5,000,000	5,029,690
Vertiv Group Corp., Term B Loans, 5.35%, (LIBOR + 4.00%), 11/30/23	United States	114,327,586	114,506,166
West Corp., Term B Loans, 5.35%, (LIBOR + 4.00%), 10/10/24	United States	61,731,842	62,036,241
			317,227,636
Information Technology 0.2%
Digicert Inc.,
First Lien Term Loan, 6.13%, (LIBOR + 4.75%), 10/31/24	United States	45,000,000	45,635,625
Second Lien Initial Loan, 9.38%, (LIBOR + 8.00%), 9/18/25.	United States	10,000,000	10,084,380
MH Sub I LLC and Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 5.338%, (LIBOR + 3.75%), 9/15/24 .	United States	39,900,000	40,053,176
Second Lien Initial Term Loan, 9.088%, (LIBOR + 7.50%), 9/15/25	United States	30,000,000	30,206,250
Uber Technologies Inc., Term Loan, 5.552%, (LIBOR + 4.00%), 7/13/23	United States	49,312,500	49,688,508
			175,667,939
Telecommunication Services 0.2%
Digicel International Finance Ltd., Initial Term B Loans, 5.31%, (LIBOR +
3.75%), 5/25/24.	United States	59,850,000	60,171,694
Securus Technologies Holdings Inc.,
Second Lien Initial Loan, 9.873%, (LIBOR + 8.25%), 11/01/25	United States	30,000,000	30,362,490
Term Loan B, 6.123%, (LIBOR + 4.50%), 11/01/24	United States	45,000,000	45,459,360
			135,993,544
Utilities 0.2%
Intergen NV, Term Advance, 6.07%, (LIBOR + 4.50%), 6/13/20.	Netherlands	66,723,816	66,848,923
Talen Energy Supply LLC,
Term B-1 Loans, 5.569%, (LIBOR + 4.00%), 7/15/23	United States	64,376,031	65,006,401
Tranche B-2 Term Loan, 5.569%, (LIBOR + 4.00%), 4/13/24	United States	59,460,000	59,813,074
			191,668,398
Total Senior Floating Rate Interests
(Cost $3,306,650,215)			3,007,551,184

		Shares

Escrows and Litigation Trusts 0.0%
[b,k] Impax Laboratories Inc., Escrow Account.	United States	60,000,000	—
[b,k] Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[b,k] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

|23

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of	Notional
	Contracts	Amount*	Value
Options Purchased 0.0%†
Calls - Exchange-Traded
CBOE SPX Volatility Index, February Strike Price $15, Expires 2/14/18	50,000	5,000,000	$5,500,000
CBOE SPX Volatility Index, March Strike Price $15, Expires 3/21/18	150,000	15,000,000	25,200,000
Total Options Purchased
(Cost $52,835,300)			30,700,000
Total Investments before Short Term Investments
(Cost $72,411,367,237)			78,141,581,060

		Principal
	Country	Amount*
Short Term Investments 3.7%
U.S. Government and Agency Securities (Cost $799,251,856) 1.0%
[l] U.S. Treasury Bill, 1/04/18 - 2/01/18.	United States	799,750,000	799,256,448
Total Investments before Money Market Funds and
Repurchase Agreement
(Cost $73,210,619,093)			78,940,837,508

		Shares
Money Market Funds (Cost $2,191,522,621) 2.7%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	2,191,522,621	2,191,522,621
Investments from Cash Collateral Received for Loaned
Securities 0.0%†
Money Market Funds (Cost $14,161,000) 0.0%†
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	14,161,000	14,161,000

		Principal
		Amount*
Repurchase Agreement (Cost $3,591,423) 0.0%†
[o] Joint Repurchase Agreement, 1.38%, 1/02/18 (Maturity Value $3,591,974)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Bond, 8.125%, 5/15/21; U.S. Treasury
Note, 1.125%, 8/31/21; [f]U.S. Treasury Note, FRN, 1.133%, 7/31/19;
and U.S. Treasury Strips, 2/15/18 - 5/15/22 (valued at $3,663,256)	United States	3,591,423	3,591,423
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $17,752,423)			17,752,423
Total Investments (Cost $75,419,894,137) 98.5%.			81,150,112,552
Options Written (0.0)%†			(24,265,000)
Other Assets, less Liabilities 1.5%			1,284,244,656
Net Assets 100.0%			$82,410,092,208

|24

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of	Notional
	Contracts	Amount*	Value

Options Written (0.0)%†
Calls - Exchange-Traded
Anheuser-Busch InBev SA/NV, January Strike Price $125, Expires 1/19/18	10,000	1,000,000	$(30,000)
Apple Inc., January Strike Price $190, Expires 1/19/18	10,000	1,000,000	(70,000)
Apple Inc., February Strike Price $195, Expires 2/16/18	10,000	1,000,000	(360,000)
CBOE SPX Volatility Index, January Strike Price $22, Expires 1/17/18.	50,000	5,000,000	(1,000,000)
CBOE SPX Volatility Index, March Strike Price $22, Expires 3/21/18	50,000	5,000,000	(4,350,000)
Chevron Corp., Febraury Strike Price $125, Expires 2/16/18	10,000	1,000,000	(3,170,000)
The Coca-Cola Co., February Strike Price $47, Expires 2/16/18	20,000	2,000,000	(760,000)
Dominion Energy Inc., January Strike Price $85, Expires 1/19/18	10,000	1,000,000	(70,000)
Eli Lilly & Co., January Strike Price $87.50, Expires 1/19/18	20,000	2,000,000	(460,000)
Eli Lilly & Co., January Strike Price $90, Expires 1/19/18	10,000	1,000,000	(20,000)
Intel Corp., January Strike Price $47, Expires 1/19/18	10,000	1,000,000	(510,000)
Mylan NV, January Strike Price $40, Expires 1/19/18	15,000	1,500,000	(3,975,000)
Mylan NV, January Strike Price $42.50, Expires 1/19/18	15,000	1,500,000	(1,455,000)
Target Corp., January Strike Price $67.50, Expires 1/19/18	15,000	1,500,000	(1,635,000)
Union Pacific Corp., January Strike Price $135, Expires 1/19/18	10,000	1,000,000	(2,350,000)
			(20,215,000)
Puts - Exchange-Traded
Analog Devices Inc., January Strike Price $82.50, Expires 1/19/18	20,000	2,000,000	(220,000)
Anheuser-Busch InBev SA/NV, January Strike Price $115, Expires 1/19/18	10,000	1,000,000	(3,550,000)
Cummins Inc., January Strike Price $150, Expires 1/19/18	10,000	1,000,000	—
General Dynamics Corp., January Strike Price $190, Expires 1/19/18	10,000	1,000,000	(280,000)
			(4,050,000)
Total Options Written (Premiums received $30,134,612)			$(24,265,000)

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bNon-income producing.
cSee Note 6 regarding holdings of 5% voting securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2017, the aggregate value of these securities was $21,885,464,512, representing 26.6% of net assets.
eA portion or all of the security is on loan at December 31, 2017.
fThe coupon rate shown represents the rate at period end.
gIncome may be received in additional securities and/or cash.
hPerpetual security with no stated maturity date.
iA portion or all of the security purchased on a delayed delivery basis.
jSee Note 5 regarding unfunded loan commitments.
kFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
lThe security was issued on a discount basis with no stated coupon rate.
mSee Note 7 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2017, all repurchase agreements had been entered into on December 29, 2017.

|25

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 95.9%
Government National Mortgage Association (GNMA) Fixed Rate 95.9%
GNMA I SF 15 Year, 6.50%, 5/15/18	$19	$19
GNMA I SF 30 Year, 3.00%, 11/20/47	94,762,636	95,719,363
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	30,784,290	32,064,358
GNMA I SF 30 Year, 4.00%, 10/15/40 - 1/15/45	50,189,048	52,723,753
GNMA I SF 30 Year, 4.00%, 8/15/44	18,938,033	19,909,131
GNMA I SF 30 Year, 4.00%, 1/15/45 - 8/15/46	53,295,579	55,954,421
GNMA I SF 30 Year, 4.50%, 2/15/39 - 12/15/39	49,310,766	52,524,758
GNMA I SF 30 Year, 4.50%, 3/15/39	18,944,999	20,200,890
GNMA I SF 30 Year, 4.50%, 12/15/39 - 5/15/40	49,681,652	52,743,582
GNMA I SF 30 Year, 4.50%, 5/15/40 - 7/15/40	51,976,215	55,154,587
GNMA I SF 30 Year, 4.50%, 6/15/40	15,148,226	16,208,852
GNMA I SF 30 Year, 4.50%, 7/15/40	16,259,975	17,196,976
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	43,620,251	46,495,299
GNMA I SF 30 Year, 5.00%, 2/15/33 - 10/15/33	51,694,644	56,177,083
GNMA I SF 30 Year, 5.00%, 10/15/33 - 5/15/39	47,874,438	51,947,056
GNMA I SF 30 Year, 5.00%, 6/15/39 - 10/15/39	47,439,393	51,601,612
GNMA I SF 30 Year, 5.00%, 8/15/39	22,350,746	24,254,718
GNMA I SF 30 Year, 5.00%, 10/15/39	15,187,026	16,623,395
GNMA I SF 30 Year, 5.00%, 10/15/39	21,043,918	23,054,742
GNMA I SF 30 Year, 5.00%, 10/15/39 - 2/15/40	49,716,214	54,306,585
GNMA I SF 30 Year, 5.00%, 11/15/39	27,460,437	30,093,199
GNMA I SF 30 Year, 5.00%, 2/15/40	14,884,403	16,308,039
GNMA I SF 30 Year, 5.00%, 2/15/40 - 6/15/40	50,528,659	55,093,232
GNMA I SF 30 Year, 5.00%, 3/15/40	17,979,765	19,706,422
GNMA I SF 30 Year, 5.00%, 6/15/40	24,426,512	26,693,492
GNMA I SF 30 Year, 5.00%, 9/15/40	23,435,143	25,435,561
GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/33	50,787,474	56,299,842
GNMA I SF 30 Year, 5.50%, 6/15/33 - 4/15/36	50,439,029	55,921,203
GNMA I SF 30 Year, 5.50%, 4/15/36 - 2/15/39	50,594,793	55,989,887
GNMA I SF 30 Year, 5.50%, 7/15/39 - 2/15/40	18,903,498	20,923,757
GNMA I SF 30 Year, 6.00%, 10/15/23 - 10/15/33.	49,684,449	55,941,312
GNMA I SF 30 Year, 6.00%, 10/15/33 - 6/15/37	49,537,342	56,059,932
GNMA I SF 30 Year, 6.00%, 6/15/37 - 2/15/39	43,682,771	49,157,661
GNMA I SF 30 Year, 6.00%, 12/15/39	8,326,050	9,316,460
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	47,662,345	53,220,410
GNMA I SF 30 Year, 7.00%, 3/15/22 - 9/15/32	33,345,405	36,516,616
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	88,678	90,407
GNMA I SF 30 Year, 7.50%, 6/15/21 - 8/15/33	9,447,599	10,205,687
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	46,664	46,795
GNMA I SF 30 Year, 8.00%, 2/15/20 - 9/15/30	3,617,608	3,738,085
GNMA I SF 30 Year, 8.50%, 4/15/18 - 5/15/25	685,295	709,362
GNMA I SF 30 Year, 9.00%, 4/15/18 - 7/15/23	581,775	595,908
GNMA I SF 30 Year, 9.50%, 1/15/18 - 8/15/22	559,498	565,441
GNMA I SF 30 Year, 10.00%, 3/15/18 - 3/15/25	262,650	264,897
GNMA I SF 30 Year, 10.50%, 2/15/18 - 10/15/21.	118,766	119,827
GNMA I SF 30 Year, 11.00%, 9/15/18 - 5/15/21	14,484	14,555
GNMA II SF 30 Year, 3.00%, 2/20/45	9,885,098	9,988,734
GNMA II SF 30 Year, 3.00%, 7/20/47	262,098,801	264,744,961
GNMA II SF 30 Year, 3.00%, 9/20/47	59,546,546	60,147,730
GNMA II SF 30 Year, 3.00%, 10/20/47	25,657,901	25,916,944
GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	37,668,332	39,176,190

Quarterly Statement of Investments | See Notes to Statements of Investments. | 26

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.50%, 7/20/42	$57,673,505	$60,003,259
GNMA II SF 30 Year, 3.50%, 8/20/42	19,897,655	20,701,441
GNMA II SF 30 Year, 3.50%, 9/20/42	132,037,145	137,370,971
GNMA II SF 30 Year, 3.50%, 10/20/42	27,186,902	28,285,169
GNMA II SF 30 Year, 3.50%, 11/20/42	22,685,177	23,601,599
GNMA II SF 30 Year, 3.50%, 4/20/43	27,888,224	29,014,895
GNMA II SF 30 Year, 3.50%, 5/20/43	37,727,152	39,251,314
GNMA II SF 30 Year, 3.50%, 6/20/43	43,567,291	45,327,429
GNMA II SF 30 Year, 3.50%, 8/20/43	31,179,464	32,439,179
GNMA II SF 30 Year, 3.50%, 7/20/47	271,579,759	281,314,994
GNMA II SF 30 Year, 3.50%, 9/20/47	811,080,270	840,154,813
GNMA II SF 30 Year, 3.50%, 11/20/47	742,201,598	768,807,069
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/44	24,837,934	26,154,986
GNMA II SF 30 Year, 4.00%, 11/20/40	38,066,762	40,104,194
GNMA II SF 30 Year, 4.00%, 12/20/40	22,469,107	23,673,257
GNMA II SF 30 Year, 4.00%, 1/20/41	24,536,929	25,849,407
GNMA II SF 30 Year, 4.00%, 7/20/41	30,663,643	32,304,911
GNMA II SF 30 Year, 4.00%, 9/20/41	36,174,897	38,110,855
GNMA II SF 30 Year, 4.00%, 10/20/41	44,616,831	47,006,726
GNMA II SF 30 Year, 4.00%, 11/20/41	40,798,876	42,982,894
GNMA II SF 30 Year, 4.00%, 2/20/44	24,811,342	26,112,608
GNMA II SF 30 Year, 4.00%, 10/20/47	241,852,881	253,428,504
GNMA II SF 30 Year, 4.50%, 5/20/33 - 8/20/42	51,042,963	54,137,012
GNMA II SF 30 Year, 4.50%, 11/20/39	14,053,700	14,920,160
GNMA II SF 30 Year, 4.50%, 12/20/39	25,854,467	27,434,692
GNMA II SF 30 Year, 4.50%, 5/20/41	33,776,066	35,818,772
GNMA II SF 30 Year, 4.50%, 6/20/41	40,961,557	43,428,956
GNMA II SF 30 Year, 4.50%, 7/20/41	44,323,576	46,976,065
GNMA II SF 30 Year, 4.50%, 9/20/41	59,494,737	63,036,953
GNMA II SF 30 Year, 4.50%, 10/20/41	44,379,507	47,008,258
GNMA II SF 30 Year, 4.50%, 2/20/44	24,130,135	25,515,575
GNMA II SF 30 Year, 5.00%, 7/20/33 - 4/20/40	45,567,546	49,739,413
GNMA II SF 30 Year, 5.00%, 9/20/33	24,670,468	27,159,343
GNMA II SF 30 Year, 5.00%, 7/20/39	14,625,275	15,968,181
GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	10,101,629	10,988,825
GNMA II SF 30 Year, 5.00%, 6/20/40	17,515,999	19,227,531
GNMA II SF 30 Year, 5.50%, 6/20/34 - 6/20/35	49,245,602	54,630,052
GNMA II SF 30 Year, 5.50%, 12/20/34	16,033,718	17,793,756
GNMA II SF 30 Year, 5.50%, 7/20/35 - 4/20/40	29,588,183	32,535,318
GNMA II SF 30 Year, 6.00%, 10/20/23 - 5/20/37	49,294,544	55,940,837
GNMA II SF 30 Year, 6.00%, 8/20/37 - 7/20/39	21,323,349	24,104,878
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	23,987,183	27,402,875
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	5,771,790	6,776,696
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,247,211	1,396,633
GNMA II SF 30 Year, 8.00%, 5/20/24 - 6/20/30	599,841	692,269
GNMA II SF 30 Year, 8.50%, 5/20/19 - 6/20/25	149,456	155,624
GNMA II SF 30 Year, 9.00%, 6/20/18 - 11/20/21	30,299	32,069
GNMA II SF 30 Year, 9.50%, 8/20/18 - 4/20/25	50,066	51,098
GNMA II SF 30 Year, 10.00%, 4/20/19 - 3/20/21	48,714	50,971
GNMA II SF 30 Year, 10.50%, 8/20/18 - 1/20/21	42,133	42,402
GNMA II SF 30 Year, 11.00%, 7/20/18 - 1/20/21	6,220	6,244
Total Mortgage-Backed Securities (Cost $5,340,392,561)		5,398,835,660

|27

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value
U.S. Government and Agency Securities (Cost $90,694,300) 1.6%
U.S. Treasury Bond, 4.75%, 2/15/37	$67,500,000	$89,881,749
Total Investments before Short Term Investments
(Cost $5,431,086,861)		5,488,717,409

	Shares
Short Term Investments (Cost $131,845,791) 2.3%
Money Market Funds 2.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	131,845,791	131,845,791
Total Investments (Cost $5,562,932,652) 99.8%.		5,620,563,200
Other Assets, less Liabilities 0.2%		10,577,767
Net Assets 100.0%		$5,631,140,967

See Abbreviations on page 37.

aSee Note 7 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day yield at period end.

|28

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2017 (unaudited)
Franklin Utilities Fund
	Country	Shares	Value

Common Stocks 98.8%
Electric Utilities 56.9%
ALLETE Inc	United States	500,000	$37,180,000
Alliant Energy Corp	United States	3,800,000	161,918,000
American Electric Power Co. Inc	United States	3,900,000	286,923,000
Duke Energy Corp	United States	3,400,000	285,974,000
Edison International	United States	4,000,000	252,960,000
Emera Inc	Canada	2,000,000	74,743,457
Entergy Corp	United States	1,400,000	113,946,000
Eversource Energy	United States	2,266,600	143,203,789
Exelon Corp	United States	6,700,000	264,047,000
FirstEnergy Corp	United States	5,200,000	159,224,000
Great Plains Energy Inc	United States	5,100,000	164,424,000
[a] Hydro One Ltd., 144A	Canada	1,600,000	28,510,063
NextEra Energy Inc	United States	2,900,000	452,951,000
OGE Energy Corp	United States	1,800,000	59,238,000
PG&E Corp	United States	3,000,000	134,490,000
Pinnacle West Capital Corp	United States	1,800,000	153,324,000
PNM Resources Inc	United States	2,695,000	109,012,750
Portland General Electric Co	United States	1,800,000	82,044,000
PPL Corp	United States	2,750,000	85,112,500
The Southern Co	United States	4,500,000	216,405,000
Westar Energy Inc	United States	2,000,000	105,600,000
Xcel Energy Inc	United States	4,600,000	221,306,000
			3,592,536,559
Gas Utilities 1.7%
Atmos Energy Corp	United States	200,000	17,178,000
ONE Gas Inc	United States	238,181	17,449,140
Spire Inc	United States	1,000,000	75,150,000
			109,777,140
Multi-Utilities 31.9%
Ameren Corp	United States	900,000	53,091,000
Black Hills Corp	United States	800,000	48,088,000
CenterPoint Energy Inc	United States	5,300,000	150,308,000
CMS Energy Corp	United States	5,100,000	241,230,000
Consolidated Edison Inc	United States	1,250,000	106,187,500
Dominion Energy Inc	United States	4,200,000	340,452,000
DTE Energy Co	United States	1,800,000	197,028,000
National Grid PLC.	United Kingdom	10,083,333	119,162,693
NiSource Inc	United States	2,500,000	64,175,000
NorthWestern Corp	United States	596,800	35,628,960
Public Service Enterprise Group Inc	United States	2,900,000	149,350,000
Sempra Energy	United States	2,800,000	299,376,000
Vectren Corp	United States	1,000,000	65,020,000
WEC Energy Group Inc	United States	2,150,792	142,877,112
			2,011,974,265
Oil, Gas & Consumable Fuels 4.5%
[b] Cheniere Energy Inc	United States	300,000	16,152,000
Enbridge Inc. (CAD Traded)	Canada	847,200	33,130,501
Enbridge Inc. (USD Traded)	Canada	984,000	38,484,240
Kinder Morgan Inc	United States	5,000,000	90,350,000
TransCanada Corp	Canada	1,000,000	48,667,568

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Cos. Inc	United States	1,800,000	$54,882,000
			281,666,309
Water Utilities 3.8%
American Water Works Co. Inc	United States	1,800,000	164,682,000
United Utilities Group PLC	United Kingdom	6,700,000	75,053,285
			239,735,285
Total Common Stocks (Cost $3,469,978,732)			6,235,689,558

		Principal
		Amount
Corporate Bonds 0.2%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States $ 5,613,281		6,244,538
Multi-Utilities 0.1%
Aquila Inc., senior note, 8.27%, 11/15/21.	United States	6,100,000	7,058,867
Total Corporate Bonds (Cost $11,803,546)			13,303,405
Total Investments before Short Term Investments
(Cost $3,481,782,278)			6,248,992,963

		Shares
Short Term Investments (Cost $18,078,964) 0.3%
Money Market Funds 0.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	United States	18,078,964	18,078,964
Total Investments (Cost $3,499,861,242) 99.3%			6,267,071,927
Other Assets, less Liabilities 0.7%			45,790,550
Net Assets 100.0%			$6,312,862,477

See Abbreviations on page 37.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2017 the value of this security was $28,510,063, representing 0.5% of net assets.
bNon-income producing.
cSee Note 7 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|30

FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At December 31, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Income Fund
PetroQuest Energy Inc., Mutlidraw Term Loan Facility	$20,000,000

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2017, investments in “affiliated companies” were as follows:

		Number of				Number of
		Shares/				Shares/
		Principal				Principal				Net Change in
		Amount Held				Amount Held	Value			Unrealized
		at Beginning	Gross		Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer		of Period	Additions		Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Income Fund
Controlled Affiliates[a]
								Dividends
Stone Energy Corp		6,151,402	—		—	6,151,402	$197,829,088	$—	$—	$19,069,346

								Interest
Stone Energy Corp.,
senior note, 7.50%,
5/31/22	.	72,845,556	—		—	72,845,556	74,120,353	1,381,030	—	3,607,620
Total Controlled Affiliates							$271,949,441	$1,381,030	$—	$22,676,966

Non-Controlled Affiliates
								Dividends
Bill Barrett Corp		—	10,863,000	[b]	(363,000)	10,500,000	$53,865,000	$—	$109,509	$5,418,403
CEVA Holdings LLC		81,371	—		—	81,371	36,616,977	—	—	—
CEVA Holdings LLC, cvt.
pfd., A-1		2,897	—		—	2,897	1,767,323	—	—	(28,972)
CEVA Holdings LLC, cvt.
pfd., A-2		110,565	—		—	110,565	49,754,286	—	—	—
Energy XXI Gulf
Coast Inc		7,000,000	—		(3,220,095)	3,779,905	21,696,655	—	(195,596,097)	161,755,793
Goodrich Petroleum Corp		2,260,859	—		(243,765)	2,017,094	22,006,496	—	381,225	2,209,165
Halcon Resources Corp		22,500,000	—		(8,103,331)	14,396,669	108,982,784	—	(77,222,040)	87,610,920
PetroQuest Energy Inc		—	2,240,000	[b]	—	2,240,000	4,233,600	—	—	16,510
W&T Offshore Inc		10,000,000	—		(10,000,000)	—	—	—	15,002,537	—
							$298,923,121	$—	$(257,324,866)	$256,981,819

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

		Number of				Number of
		Shares/				Shares/
		Principal				Principal					Net Change in
		Amount Held				Amount Held	Value				Unrealized
		at Beginning	Gross		Gross	at End	at End	Investment		Realized	Appreciation
Name of Issuer		of Period	Additions		Reductions	of Period	of Period	Income		Gain (Loss)	(Depreciation)

Franklin Income Fund (continued)
Non-Controlled Affiliates (continued)
								Interest
Bill Barrett Corp., senior
bond, 7.00%, 10/15/22		206,512,000	44,378,000		(50,000,000)[b]	200,890,000	$205,661,138	$5,151,335		$(50,150,822)	$11,110,491
Bill Barrett Corp., senior
note, 8.75%, 6/15/25		142,000,000	—		—	142,000,000	157,620,000	3,071,736		—	20,491,716
Halcon Resources Corp.,
senior note, 144A,
6.75%, 2/15/25		108,000,000	—		(48,000,000)[b]	60,000,000	62,700,000	332,022		1,515,000	(1,678,830)
PetroQuest Energy Inc.,
Multidraw Term Loan
Facility, 10.00%,
10/17/20		30,000,000	—		—	30,000,000	30,000,000	766,667		—	—
Petroquest Energy Inc.,
secured note, second
lien, 10.00%, 2/15/21		12,093,000	—		(4,750,000)[b]	7,343,000	5,617,395	120,841		(73,090)	620,923
Petroquest Energy Inc.,
secured note, second
lien, PIK, 10.00%,
2/15/21	.	63,484,807	—		—	63,484,807	48,565,877	156,948		—	(455,636)
W&T Offshore Inc.,
Second Lien Term Loan,
9.00%, 5/15/20		161,850,000	—		—	161,850,000	—[c]	3,671,556		—	—[c]
W&T Offshore Inc.,
secured note, second
lien, 144A, PIK, 9.00%,
5/15/20	.	75,645,453	4,065,943	[b]	—	79,711,396	—[c]	896,753		—	—[c]
W&T Offshore Inc., senior
note, 8.50%, 6/15/19		15,568,000	79,444,000		—	95,012,000	—[c]	6,699,187		—	—[c]
W&T Offshore Inc., Senior
Secured 1.5 Lien Term
Loan, 11.00%, 11/15/19 .		75,000,000	—		—	75,000,000	—[c]	2,079,452		—	—[c]
W&T Offshore Inc., senior
secured note, third lien,
144A, PIK, 10.00%,
6/15/21	.	67,697,026	3,384,851	[b]	—	71,081,877	—[c]	214,780	[d]	—	—[c]
							$510,164,410	$23,161,277		$(48,708,912)	$30,088,664

Total Non-Controlled Affiliates							$809,087,531	$23,161,277		$(306,033,778)	$287,070,483
Total Affiliated Securities (Value is 1.3% of Net Assets)							$1,081,036,972	$24,542,307		$(306,033,778)	$309,747,449

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bGross addition/reduction was the result of various corporate actions.
cAs of December 31, 2017, no longer an affiliate.
dIncludes non-cash dividend/interest received.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2017, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin DynaTech Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	90,584,258	191,909,046	(102,855,988)	179,637,316	$179,637,316	$261,070	$—	$—
Franklin Focused Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	25,993	70,801	(39,152)	57,642	$57,642	$76	$—	$—
Franklin Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	331,780,723	195,163,834	(326,005,395)	200,939,162	$200,939,162	$544,306	$—	$—
Franklin Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	4,208,455,331	4,366,874,392	(6,369,646,102)	2,205,683,621	$2,205,683,621	$3,588,306	$—	$—
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	90,681,295	298,969,654	(257,805,158)	131,845,791	$131,845,791	$213,781	$—	$—
Franklin Utilities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.89% .	21,127,106	181,615,047	(184,663,189)	18,078,964	$18,078,964	$118,282	$—	$—

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of December 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:[a]
Equity Investments	$4,294,827,245	$—	$—	$4,294,827,245
Short Term Investments	179,637,316	—	—	179,637,316
Total Investments in Securities	$4,474,464,561	$—	$—	$4,474,464,561

Franklin Focused Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$3,461,553	$—	$—	$3,461,553
Short Term Investments	57,642	—	—	57,642
Total Investments in Securities	$3,519,195	$—	$—	$3,519,195

Franklin Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,475,368,004	$—	$—	$14,475,368,004
Short Term Investments	200,939,162	—	—	200,939,162
Total Investments in Securities	$14,676,307,166	$—	$—	$14,676,307,166

Franklin Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Financials	$6,390,430,571	$114,741,500	$—	$6,505,172,071
Industrials	2,937,855,000	88,138,586	—	3,025,993,586
All Other Equity Investments.	25,281,157,837	—	—	25,281,157,837
Equity-Linked Securities	—	10,934,308,392	—	10,934,308,392
Convertible Bonds	—	648,746,313	—	648,746,313
Corporate Bonds	—	28,707,951,677	—	28,707,951,677
Senior Floating Rate Interests	—	3,007,551,184	—	3,007,551,184
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	30,700,000	—	—	30,700,000
Short Term Investments	3,004,940,069	3,591,423	—	3,008,531,492
Total Investments in Securities	$37,645,083,477	$43,505,029,075	$—	$81,150,112,552

Liabilities:
Other Financial Instruments:
Options Written	$24,265,000	$—	$—	$24,265,000

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$5,398,835,660	$—	$5,398,835,660
U.S. Government and Agency Securities	—	89,881,749	—	89,881,749
Short Term Investments	131,845,791	—	—	131,845,791
Total Investments in Securities	$131,845,791	$5,488,717,409	$—	$5,620,563,200

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Utilities Fund
Assets:
Investments in Securities:[a]
Equity Investments	$6,235,689,558	$—	$—	$6,235,689,558
Corporate Bonds	—	13,303,405	—	13,303,405
Short Term Investments	18,078,964	—	—	18,078,964
Total Investments in Securities	$6,253,768,522	$13,303,405	$—	$6,267,071,927

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies.
cIncludes securities determined to have no value at December 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Exchange		Currency		Selected Portfolio
CBOE	Chicago Board Options Exchange	CAD	Canadian Dollar	ADR	American Depositary Receipt
		EUR	Euro	FHLMC	Federal Home Loan Mortgage Corp.
		GBP	British Pound	FNMA	Federal National Mortgage Association
		USD	United States Dollar	FRN	Floating Rate Note
				L/C	Letter of Credit
				LIBOR	London InterBank Offered Rate
				PIK	Payment-In-Kind
				SF	Single Family

Index
SPX	S&P 500 Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2018